UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             3Bridge Capital LLC
Address:          650 California Street, 30th Floor
                  San Francisco, CA  94108


Form 13F File Number:  28-06407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steven E. Cutcliffe
Title:            President
Phone:            415/229-8733

Signature, Place, and Date of Signing:

      /s/ Steven E. Cutcliffe             San Francisco, CA       05/10/01
      -----------------------             -----------------       --------
      [Signature]                           [City, State]          [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[  ]     13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                                   --------

Form 13F Information Table Entry Total:                  83
                                                   --------

Form 13F Information Table Value Total:            $658,556
                                                   --------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                           3Bridge Capital
                                                              FORM 13F
                                                              31-Mar-01

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
AFLAC Inc                    COM         001055102       $19,295       700,604  SH        SOLE                  584,964      115,640
Albertsons Inc               COM         013104104          $642        20,175  SH        SOLE                    6,200       13,975
Amer. Home Prods             COM         026609107       $13,795       234,815  SH        SOLE                  216,965       17,850
America On Line              COM         00184A105          $408        10,154  SH        SOLE                    4,984        5,170
American Intl Grp            COM         026874107       $22,515       279,695  SH        SOLE                  230,114       49,581
Anheuser Busch Cos           COM         035229103          $595        12,952  SH        SOLE                   10,702        2,250
AT&T Corp                    COM         001957109       $20,536       964,146  SH        SOLE                  863,255      100,891
AT&T-Liberty Media           COM         001957208       $18,317     1,308,350  SH        SOLE                1,162,250      146,100
Berkshire Hathaway Cl A      COM         084670108        $1,767            27  SH        SOLE                       27            0
BP Amoco P L C               COM         055622104          $535        10,780  SH        SOLE                        0       10,780
Cadence Design               COM         127387108          $222        12,018  SH        SOLE                    8,818        3,200
Cisco Sys Inc                COM         17275R102          $584        36,908  SH        SOLE                   17,888       19,020
Citigroup Inc                COM         172967101       $16,786       373,183  SH        SOLE                  328,642       44,541
Clorox Co                    COM         189054109          $255         8,100  SH        SOLE                    5,600        2,500
Coca Cola Co                 COM         191216100        $1,378        30,516  SH        SOLE                   17,396       13,120
Colgate Palmolive            COM         194162103        $4,029        72,912  SH        SOLE                   43,312       29,600
Compaq Computer              COM         204493100        $9,627       528,975  SH        SOLE                  466,525       62,450
Computer Assoc               COM         204912109       $16,565       609,000  SH        SOLE                  541,400       67,600
Computer Sciences            COM         205363104        $4,085       126,270  SH        SOLE                  107,820       18,450
Dell Computer                COM         247025109       $12,721       495,214  SH        SOLE                  434,489       60,725
E Trade Grp                  COM         269246104          $750       107,455  SH        SOLE                    4,300      103,155
El Paso Corp                 COM         28336l109          $725        11,100  SH        SOLE                        0       11,100
EMC Corp                     COM         268648102        $4,213       143,300  SH        SOLE                  126,900       16,400
Enron Corp                   COM         293561106       $17,876       307,683  SH        SOLE                  268,183       39,500
Ericsson Tel                 COM         294821400          $200        35,751  SH        SOLE                   35,751            0
Exxon Mobil Corp             COM         30231g102       $18,266       225,500  SH        SOLE                  201,300       24,200
Federal Natl Mtg             COM         313586109       $25,551       320,995  SH        SOLE                  276,670       44,325
Franklin Res                 COM         354613101        $1,311        33,529  SH        SOLE                   19,904       13,625
Freddie Mac                  COM         313400301       $22,146       341,594  SH        SOLE                  305,094       36,500
General Elec Co              COM         369604103       $24,759       591,471  SH        SOLE                  472,119      119,352
Global Crossing              COM         G3921A100       $11,424       846,878  SH        SOLE                  752,328       94,550
Hershey Foods                COM         427866108          $382         5,515  SH        SOLE                    2,515        3,000
Hewlett-Packard              COM         428236103          $668        21,350  SH        SOLE                   15,434        5,916
Honeywell Intl               COM         438516106          $534        13,100  SH        SOLE                    3,800        9,300
HS Res                       COM         404297103          $454        10,090  SH        SOLE                        0       10,090
IBM Corp                     COM         459200101          $673         7,000  SH        SOLE                    3,980        3,020
Intel Corp                   COM         458140100       $12,862       488,815  SH        SOLE                  397,530       91,285
Internet Cap Grp             COM         46059C106           $25        11,544  SH        SOLE                    5,055        6,489
JDS Uniphase                 COM         46612J101          $228        12,339  SH        SOLE                   10,014        2,325
Johnson & Johnson            COM         478160104       $20,158       230,460  SH        SOLE                  205,081       25,379
Kimberly Clark               COM         494368103          $807        11,900  SH        SOLE                    3,900        8,000
Lucent Tech                  COM         549463107        $4,357       436,995  SH        SOLE                  376,672       60,323
Merck & Co                   COM         589331107          $427         5,623  SH        SOLE                    5,623            0
Metromedia Intl              COM         591695101           $64        20,400  SH        SOLE                    8,400       12,000
Microsoft Corp               COM         594918104       $23,676       432,932  SH        SOLE                  383,921       49,011
Morgan Stanley               COM         617446448          $346         6,460  SH        SOLE                    4,100        2,360
NASDAQ 100 Tr Unit           COM         631100104          $324         8,282  SH        SOLE                    6,632        1,650
Omnicom Group                COM         681919106       $19,733       238,090  SH        SOLE                  204,990       33,100
Oracle Corp                  COM         68389X105        $2,163       144,410  SH        SOLE                   32,652      111,758
Park Place Ent.              COM         700690100        $8,529       832,100  SH        SOLE                  736,800       95,300
Paxson Commun                COM         704231109          $133        13,625  SH        SOLE                    5,825        7,800
Pepsico Inc                  COM         713448108        $2,806        63,855  SH        SOLE                   34,155       29,700
Pfizer Inc                   COM         717081103          $883        21,554  SH        SOLE                   18,629        2,925
Phillips Pete Co             COM         718507106       $11,021       200,200  SH        SOLE                  177,200       23,000
Pitney Bowes Inc             COM         724479100        $3,604       103,700  SH        SOLE                   84,300       19,400
Procter & Gamble             COM         742718109        $1,420        22,680  SH        SOLE                   11,560       11,120
Qualcomm Inc                 COM         747525103          $288         5,085  SH        SOLE                    1,085        4,000
Qwest Comm.                  COM         749121109       $18,162       518,167  SH        SOLE                  450,112       68,055
Royal Dutch Pete             COM         780257804       $15,495       279,500  SH        SOLE                  248,550       30,950
Safeguard Scientific         COM         786449108        $2,543       455,000  SH        SOLE                  369,400       85,600
SBC Comm.                    COM         78387G103       $14,333       321,150  SH        SOLE                  282,030       39,120
Schering Plough Corp         COM         806605101        $2,957        80,960  SH        SOLE                   48,260       32,700
Silicon Graphics             COM         827056102          $123        31,100  SH        SOLE                   15,400       15,700
Solectron Corp               COM         834182107       $13,695       720,436  SH        SOLE                  600,336      120,100
SPDR Tr Unit                 COM         78462F103          $485         4,160  SH        SOLE                    2,125        2,035
Sprint Corp                  COM         852061100       $13,587       617,850  SH        SOLE                  528,275       89,575
State Street Corp            COM         857477103        $1,796        19,225  SH        SOLE                   12,025        7,200
Sun Microsystems             COM         866810104        $2,967       193,062  SH        SOLE                  188,137        4,925
Texas Instruments            COM         882508104       $11,132       359,325  SH        SOLE                  318,975       40,350
Transocean Sedco             COM         G90078109       $20,322       468,796  SH        SOLE                  424,460       44,336
Tricon Global Rest           COM         895953107       $23,207       607,670  SH        SOLE                  538,360       69,310
Triton Network Systems Inc   COM         896775103          $130        77,083  SH        SOLE                        0       77,083
Tyco Intl Ltd New Com        COM         902124106          $321         7,418  SH        SOLE                        0        7,418
United Global                COM         913247508        $5,861       446,575  SH        SOLE                  392,975       53,600
Verizon Comm.                COM         92343v104       $13,558       275,005  SH        SOLE                  239,156       35,849
Vodafone                     COM         92857W100       $11,998       441,925  SH        SOLE                  372,110       69,815
Wal Mart Stores              COM         931142103       $18,984       375,930  SH        SOLE                  339,130       36,800
Walgreen Co                  COM         931422109        $7,558       185,235  SH        SOLE                   96,835       88,400
Wells Fargo & Co             COM         949746101       $29,348       593,255  SH        SOLE                  512,955       80,300
Worldcom Inc                 COM         98157D106       $21,550     1,153,179  SH        SOLE                1,033,157      120,022

Total                               83                  $658,556

